Details of Significant Accounts (Details) - Schedule of Components of Income Tax Expense - TWD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Current tax:
Current tax on profits for the period
Total current tax
Deferred tax:
Origination and reversal of temporary differences	(114)	(304)
Income tax benefit	$ (114)	$ (304)